Trade Receivables and Other (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade Receivables and Other

Trade receivables and other are comprised of the following:

	At December 31, 2018		At December 31, 2017
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables—gross	—	483	—	309
Impairment	—	(2)	—	(3)

Total Trade receivables—net	—	481	—	306

Finance lease receivables	—	—	6	6
Current income tax receivables	28	43	—	58
Other taxes	—	33	—	30
Unbilled tooling costs (until December 31, 2017)	—	—	28	—
Contract assets (from January 1, 2018)	28	2	—	—
Prepaid expenses	1	12	5	8
Restricted cash	—	—	1	—
Other	7	16	8	11

Total Other receivables	64	106	48	113

Total Trade receivables and Other	64	587	48	419

Summary of Contract Assets

	At December 31, 2018		At January 1, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	26	—	28	—
Other	2	2	4	1

Total Contract assets	28	2	32	1

Summary of Ageing of Total Trade Receivables - Net

The aging of total trade receivables—net is as follows:

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Not past due	453	286
1 – 30 days past due	23	13
31 – 60 days past due	2	2
61 – 90 days past due	2	3
Greater than 91 days past due	1	2

Total Trade receivables—net	481	306

Summary of Carrying Amounts of Total Trade Receivables - Net by Currency

The composition of the carrying amounts of total Trade receivables – net by currency is shown in Euro equivalents as follows:

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Euro	177	124
U.S. Dollar	284	164
Swiss franc	4	4
Other currencies	16	14

Total Trade receivables—net	481	306